UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740

         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $131,417 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     8356   157000 SH       SOLE                   157000        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      266     9400 SH       SOLE                     9400        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     3474    68900 SH       SOLE                    68900        0        0
AVALONBAY CMNTYS INC           COM              053484101     4672    39300 SH       SOLE                    39300        0        0
BOSTON PROPERTIES INC          COM              101121101     6904    67600 SH       SOLE                    67600        0        0
BROOKFIELD PPTYS CORP          COM              112900105     2334    96000 SH       SOLE                    96000        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     6436    96100 SH       SOLE                    96100        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     5956   112991 SH       SOLE                   112991        0        0
DUKE REALTY CORP               COM NEW          264411505     1388    38900 SH       SOLE                    38900        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     2662    51000 SH       SOLE                    51000        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     1483    32500 SH       SOLE                    32500        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     4936    63888 SH       SOLE                    63888        0        0
HEALTH CARE PPTY INVS INC      COM              421915109     1345    46500 SH       SOLE                    46500        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     1702    73600 SH       SOLE                    73600        0        0
KILROY RLTY CORP               COM              49427F108     2632    37148 SH       SOLE                    37148        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     2693    61300 SH       SOLE                    61300        0        0
MACERICH CO                    COM              554382101     3732    45278 SH       SOLE                    45278        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     2725   100200 SH       SOLE                   100200        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     3378    76200 SH       SOLE                    76200        0        0
POST PPTYS INC                 COM              737464107     4759    91300 SH       SOLE                    91300        0        0
PROLOGIS                       SH BEN INT       743410102     1252    22000 SH       SOLE                    22000        0        0
PUBLIC STORAGE                 COM              74460D109     2036    26500 SH       SOLE                    26500        0        0
REGENCY CTRS CORP              COM              758849103     4836    68600 SH       SOLE                    68600        0        0
SL GREEN RLTY CORP             COM              78440X101     3269    26386 SH       SOLE                    26386        0        0
SPDR TR                        UNIT SER 1       78462F103    30552   203100 SH       SOLE                   203100        0        0
STRATEGIC HOTELS & RESORTS I   COM              86272T106     2521   112100 SH       SOLE                   112100        0        0
TAUBMAN CTRS INC               COM              876664103     7133   143776 SH       SOLE                   143776        0        0
VORNADO RLTY TR                SH BEN INT       929042109     7985    72700 SH       SOLE                    72700        0        0